Long Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long Term Assets [Abstract]
Prepaid expenses related to SEDA (see Note 15a1)	$ 77	$ 112
Other	78	65
Long term assets	$ 155	$ 177